                               Forward Funds, Inc.
                                 (the "Company")

                         The Garzarelli U.S. Equity Fund
                    The Hansberger International Growth Fund
                        The Hoover Small Cap Equity Fund
                     The Uniplan Real Estate Investment Fund


                        Supplement dated October 5, 2001

        (to the Prospectus dated May 1, 2001, as amended August 6, 2001)


On September 6, 2001, PricewaterhouseCoopers became the Company's independent public accountants.

The name of the Company's distributor on the inside back cover of the Prospectus should read PFPC Distributors, Inc.

The address of Garzarelli Investment Management, LLC, the sub-adviser for the Garzarelli U.S. Equity Fund, on page 27 of the Prospectus should read 18191 Vokarman Ave. Suite 420 Irvine, California 92612

                               Forward Funds, Inc.
                                 (the "Company")

                         The Garzarelli U.S. Equity Fund
                    The Hansberger International Growth Fund
                        The Hoover Small Cap Equity Fund
                     The Uniplan Real Estate Investment Fund


                        Supplement dated October 5, 2001

         (to the Statement of Additional Information dated May 1, 2001, as amended August 6, 2001)

On September 6, 2001, PricewaterhouseCoopers became the Company's independent public accountants. The address of PricewaterhouseCoopers is 333 Market Street, San Francisco, California 94105.

The address of Garzarelli Investment Management, LLC ("Garzarelli"), the sub-adviser for the Garzarelli U.S. Equity Fund, on page 6 of the Statement of Additional Information should read 18191 Vokarman Ave. Suite 420 Irvine, California 92612.